Note 6 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) - Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] - Government National Mortgage Association (GNMA) [Member]
$ in Thousands
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Number of securities	11	11,000
Fair value, less than twelve months	$ 2,268	$ 2,871
Gross unrealized losses, less than twelve months	(13)	(31)
Fair value, twelve months or greater	0
Gross unrealized losses, twelve months or greater	0
Fair value	2,268	2,871
Gross unrealized losses	$ (13)	$ (31)